Supplemental Cash Flow Information (Details) - Schedule of cash, cash equivalents and restricted cash - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 63,615	$ 191,581	$ 62,919	$ 18,334
Restricted cash	1,500	1,500
Total cash, cash equivalents and restricted cash	$ 65,115	$ 191,581	$ 62,919	$ 18,334	$ 14,945